PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Property And Equipment Tables
Property and equipment
	June 30,	December 31,
	2014	2013
Furniture	$43,282	$31,539
Equipment	1,137,283	26,022
Leasehold improvements	3,844,717	10,400
Subtotal	5,025,282	67,961
Less accumulated depreciation	(228,206)	(46,592)
Total	$4,797,076	$21,369

Property and equipment at cost, less accumulated depreciation, at December 31, 2013 consisted of the following:

	December 31,	December 31,
	2013	2012
Furniture	$31,539	$31,539
Equipment	26,022	26,022
Leasehold improvements	10,400	10,400
Subtotal	67,961	67,961
Less accumulated depreciation	(46,592)	(34,311)
Total	$21,369	$33,650